Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Summary of Weighted Average Shares and Adjusted Weighted Average Shares
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2018	2017

Weighted average number of ordinary shares used in the calculation
of basic earnings per share	158,509	150,531
Diluted impact of stock options	—	—

Weighted average number of ordinary shares used in the calculation
of diluted earnings per share	158,509	150,531